CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive income (loss)	Treasury Stock, Common
Cash dividends declared:
Shareholders’ equity	$ 2,258,942		$ 1,640,358	$ 837,473		$ (433)	$ (218,456)
Beginning Balances at Dec. 31, 2021	2,258,942		$ 1,640,358	837,473		(433)	$ (218,456)
Beginning Balances at Dec. 31, 2021			104,281,794				(10,132,554)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	217,612			217,612
Other comprehensive loss	(358,230)					(358,230)
Cash dividends declared:
Common Stock at $0.92 per share in 2022, $0.92 per share in 2023, and $0.94 per share in 2024	(86,848)			(86,848)
Exercise of stock options, net of shares purchased (in shares)							15,660
Exercise of stock options, net of shares purchased	(177)		$ (160)				$ (337)
Restricted stock awards, net of forfeitures (in shares)							726,199
Restricted stock awards, net of forfeitures	(3,659)		(18,972)				$ 15,313
Share-based compensation expense	13,379		$ 13,379
Ending Balances (in shares) at Dec. 31, 2022			104,281,794				(9,390,695)
Ending Balances at Dec. 31, 2022	2,041,373		$ 1,634,605	968,237		(358,663)	$ (202,806)
Cash dividends declared:
Shareholders’ equity	2,041,373		1,634,605	968,237		(358,663)	$ (202,806)
Net income	255,863			255,863
Other comprehensive loss	48,844					48,844
Common Stock at $0.92 per share in 2022, $0.92 per share in 2023, and $0.94 per share in 2024	(87,382)			(87,382)
Exercise of stock options, net of shares purchased (in shares)							4,855
Exercise of stock options, net of shares purchased	(48)		(57)				$ (105)
Restricted stock awards, net of forfeitures (in shares)							245,290
Restricted stock awards, net of forfeitures	(5,670)		(10,474)				$ 4,804
Share-based compensation expense	14,898		$ 14,898
Ending Balances (in shares) at Dec. 31, 2023			104,281,794				(9,140,550)
Ending Balances at Dec. 31, 2023	2,267,974	$ 599	$ 1,638,972	1,136,718	$ 599	(309,819)	$ (197,897)
Cash dividends declared:
Shareholders’ equity	2,267,974	$ 599	1,638,972	1,136,718	$ 599	(309,819)	$ (197,897)
Net income	228,830			228,830
Other comprehensive loss	20,020					20,020
Common Stock at $0.92 per share in 2022, $0.92 per share in 2023, and $0.94 per share in 2024	(89,818)			(89,818)
Restricted stock awards, net of forfeitures (in shares)							353,596
Restricted stock awards, net of forfeitures	(5,257)		(12,610)				$ 7,353
Share-based compensation expense	15,693		$ 15,693
Ending Balances (in shares) at Dec. 31, 2024			104,281,794				(8,786,954)
Ending Balances at Dec. 31, 2024	2,438,041		$ 1,642,055	1,276,329		(289,799)	$ (190,544)
Cash dividends declared:
Shareholders’ equity	$ 2,438,041		$ 1,642,055	$ 1,276,329		$ (289,799)	$ (190,544)